REVENUE (Tables)	12 Months Ended
Dec. 31, 2018
Revenue [abstract]
Disclosure of Detailed Information About Timing Of Revenue [Table Text Block]
A disaggregation of the Group’s revenue for the year based on timing of revenue recognition is as follows:

	2018	2017	2016
	US$’000	US$’000	US$’000

Over time:
Charter hire	135,027	128,355	97,322
Freight revenue	168,828	257,614	256,801
Vessel revenue	303,855	385,969	354,123

Management fees	5,676	5,252	4,178
Miscellaneous	820	574	956
Other	6,496	5,826	5,134

At a point in time:
Sale of ships	8,477	17,155	12,275
Sale of bunkers and other consumables	190	572	-
Ship sales	8,667	17,727	12,275

	319,018	409,522	371,532